Pension benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension benefits	Pension benefits
Defined benefit plans
For onshore employees in Norway, who are participants in the defined benefit plans, the primary benefits are a retirement pension of approximately 66% of salary at retirement age of 67 years, together with a long-term disability pension. The retirement pension per employee is capped at an annual payment of 66% of the total of 12 times the Norwegian Social Security Base. Most employees in this group may choose to start a pre-retirement pension at 62 years of age.
Consolidated Balance Sheet position
Net defined benefit pension asset/(obligation) is as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Defined benefit obligation - Non-current liabilities	(1)	(5)
Deferred tax asset	—	1
Net defined benefit pension obligation	(1)	(4)
Annual pension cost
We record pension costs in the period during which the services are rendered by the employees.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Service cost	—	—	—	1
Interest cost on prior years’ benefit obligation	—	—	—	—
Gross pension cost for the year	—	—	—	1
Expected return on plan assets	—	—	—	—
Net pension cost for the year	—	—	—	1
Impact of settlement/curtailment of defined benefit plans	—	—	2	1
Total net pension cost	—	—	2	2
The funded status of the defined benefit plan
Funded defined benefit pension obligation is as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Projected defined benefit obligations	(10)	(16)
Plan assets at market value	9	11
Funded defined benefit pension obligation	(1)	(5)
Change in projected benefit obligations
Change in projected benefit obligation is as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Projected benefit obligations at beginning of period	16	16	16	40
Service cost	—	—	—	1
Benefits paid	(1)	—	(1)	(1)
Change in unrecognized actuarial gain	(3)	—	1	2
Settlement (1)	—	—	—	(25)
Foreign currency translations	(2)	—	—	(1)
Projected benefit obligations at end of period	10	16	16	16
(1)Two Norwegian defined benefit plans were settled and paid out in the year ended December 31, 2020 (Predecessor).
Change in pension plan assets
Change in pension plan assets is as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Fair value of plan assets at beginning of year	11	11	16	39
Contribution by employer	1	—	1	6
Benefits paid	(1)	—	(1)	(1)
Actuarial loss	(1)	—	—	—
Settlement (1)	—	—	(1)	(27)
Foreign currency translations	(1)	—	—	(1)
Other (2)	—	—	(4)	—
Fair value of plan assets at end of year	9	11	11	16
(1)Two Norwegian defined benefit plans were settled and paid out in 2020.
(2)In 2021, we received the contribution back for two Norwegian defined benefit plans that were terminated in 2020.
The accumulated benefit obligation for all defined benefit pension plans was $10 million and $15 million at December 31, 2022 (Successor) and December 31, 2021 (Predecessor), respectively.
Pension obligations are actuarially determined and are critically affected by the assumptions used, including the expected return on plan assets, discount rates, compensation increases and employee turnover rates. We periodically review the assumptions used and adjust them and the recorded liabilities as necessary.
The expected rate of return on plan assets and the discount rate applied to projected benefits are particularly important factors in calculating our pension expense and liabilities. We evaluate assumptions regarding the estimated rate of return on plan assets based on historical experience and future expectations on investment returns, utilizing the asset allocation classes held by the plan’s portfolios. The discount rate is based on the covered bond rate in Norway. Changes in these and other assumptions used in the actuarial computations could impact the projected benefit obligations, pension liabilities, pension expense and other comprehensive income.
Assumptions used in calculation of pension obligations

	Successor	Predecessor
	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Rate of compensation increase at the end of year	2.50%	2.25%	2.25%	2.25%
Discount rate at the end of year	3.20%	1.50%	1.50%	1.70%
Prescribed pension index factor	1.60%	1.20%	1.20%	1.20%
Expected return on plan assets for the year	2.90%	2.90%	2.90%	2.60%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	3.50%	2.25%	2.25%	2.00%
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:
Pension benefit plan assets

	Successor	Predecessor
	December 31, 2022	December 31, 2021
Equity securities	10.2%	9.7%
Debt securities	73.6%	65.3%
Real estate	11.0%	13.6%
Money market	4.2%	10.6%
Other	1.0%	0.8%
Total	100.0%	100.0%
The investment policies and strategies for the pension benefit plan funds do not use target allocations for the individual asset categories. The investment objectives are to maximize returns subject to specific risk management policies. The life insurance company diversifies the allocation of plan assets by investing in both domestic and international fixed income securities and domestic and international equity securities. These investments are readily marketable and can be sold to fund benefit payment obligations as they become payable.
Effective January 1, 2020 the company terminated two of the defined benefit plans and replaced it with a defined contribution plan. The termination/settlement cost relating to the defined benefit plans has been recognized within 'Selling, general and administrative expenses' within the Consolidated Statement of Operations.
 Cash flows - Contributions expected to be paid
 The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2023-2032. The expected payments are based on the assumptions used to measure our obligations at December 31, 2022 and include estimated future employee services.

(In $ millions)	December 31, 2022
2023	1
2024	1
2025	1
2026	1
2027-2032	2
Total payments expected during the next 10 years	6
Defined contribution and other plans
We made contributions to personal defined contribution pension and other plans totaling $13 million for the year ended December 31, 2022 (Successor), $18 million for the year ended December 31, 2021, and $18 million for the year ended December 31, 2020 (Predecessor). These were charged as operational expenses as they became payable.